Note 21 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
2019	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,411,998	$995,412	$-	$2,407,410
Depreciation and amortization	25,628	53,886	43	79,557
Operating earnings (loss)	104,706	60,586	(339,711)	(174,419)
Other income, net				6,015
Interest expense, net				(32,080)
Income taxes				(27,147)

Net earnings				$(227,631)

Total assets	$625,310	$1,323,024	$7,135	$1,955,469
Total additions to long lived assets	112,482	636,555	308	749,345
2018	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,254,840	$676,633	$-	$1,931,473
Depreciation and amortization	23,045	29,686	41	52,772
Operating earnings (loss)	89,043	54,988	(16,463)	127,568
Other expense, net				254
Interest expense, net				(12,620)
Income taxes				(24,922)

Net earnings				$90,280

Total assets	$474,837	$525,850	$6,787	$1,007,474
Total additions to long lived assets	31,548	90,592	-	122,140

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2019	2018

United States
Revenues	$2,184,789	$1,822,688
Total long-lived assets	1,022,721	539,645

Canada
Revenues	$222,621	$108,785
Total long-lived assets	252,788	42,410

Consolidated
Revenues	$2,407,410	$1,931,473
Total long-lived assets	1,275,509	582,055